Stockholders Deficit (Details 2) - Warrant Services [Member] - $ / shares	1 Months Ended
	Oct. 21, 2022	Jul. 31, 2022
Exercise Prices	$ 0.01	$ 0.02
Share price	$ 0.00752	$ 0.02
Volatility	224.00%	233.00%
Risk Free Rate	4.34%	2.88%
Expected term (yrs.)	5 years	5 years
Dividend Rate	0.00%	0.00%